Policyholder liabilities and unallocated surplus - Analysis of movements, UK and Europe (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Analysis of movements in policyholder liabilities and unallocated surplus
Unallocated surplus of with-profits funds on the consolidated statement of financial position	£ 16,951	£ 14,317
Unallocated surplus of with-profits funds on the consolidated statement of financial position	15,845	16,951
Operating segments excluding intra-group amounts
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	435,629	409,714
Policyholder liabilities on the consolidated statement of financial position	411,211	388,996
Unallocated surplus of with-profits funds on the consolidated statement of financial position	16,951	14,317
Reclassification of reinsured UK annuity contracts as held for sale	(10,858)
Premiums	41,138	41,892
Surrenders	(21,714)	(20,035)
Maturities/deaths	(10,786)	(11,109)
Net flows	8,638	10,748
Shareholders' transfers post-tax	(324)	(287)
Investment-related items and other movements	(18,264)	35,579
Foreign exchange translation differences	14,288	(20,125)
Ending Balance	433,252	435,629
Policyholder liabilities on the consolidated statement of financial position	409,262	411,211
Unallocated surplus of with-profits funds on the consolidated statement of financial position	15,845	16,951
Average Policy liability	419,722	407,038
UK and Europe insurance operations | Operating segments excluding intra-group amounts
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	181,066	169,304
Policyholder liabilities on the consolidated statement of financial position	167,589	157,654
Unallocated surplus of with-profits funds on the consolidated statement of financial position	13,477	11,650
Reclassification of reinsured UK annuity contracts as held for sale	(10,858)
Premiums	14,011	14,810
Surrenders	(6,780)	(6,939)
Maturities/deaths	(6,796)	(7,135)
Net flows	435	736
Shareholders' transfers post-tax	(259)	(233)
Investment-related items and other movements	(5,481)	11,146
Foreign exchange translation differences	(14)	113
Ending Balance	164,889	181,066
Policyholder liabilities on the consolidated statement of financial position	151,555	167,589
Unallocated surplus of with-profits funds on the consolidated statement of financial position	13,334	13,477
Average Policy liability	162,287	162,622
UK and Europe insurance operations | Operating segments excluding intra-group amounts | With-profits
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the consolidated statement of financial position	100,613
Policyholder liabilities on the consolidated statement of financial position	101,262	100,613
UK and Europe insurance operations | Operating segments excluding intra-group amounts | UK and Europe with-profits sub-funds
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	124,699	113,146
Policyholder liabilities on the consolidated statement of financial position	111,222	101,496
Unallocated surplus of with-profits funds on the consolidated statement of financial position	13,477	11,650
Premiums	12,525	12,527
Surrenders	(4,764)	(4,506)
Maturities/deaths	(4,552)	(4,564)
Net flows	3,209	3,457
Shareholders' transfers post-tax	(259)	(233)
Switches	(165)	(192)
Investment-related items and other movements	(3,341)	8,408
Foreign exchange translation differences	(14)	113
Ending Balance	124,129	124,699
Policyholder liabilities on the consolidated statement of financial position	110,795	111,222
Unallocated surplus of with-profits funds on the consolidated statement of financial position	13,334	13,477
Average Policy liability	111,009	106,359
UK and Europe insurance operations | Operating segments excluding intra-group amounts | UK and Europe other funds and subsidiaries | Unit-linked
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	23,145	22,119
Policyholder liabilities on the consolidated statement of financial position	23,145	22,119
Premiums	1,147	1,923
Surrenders	(1,950)	(2,342)
Maturities/deaths	(619)	(612)
Net flows	(1,422)	(1,031)
Switches	165	192
Investment-related items and other movements	(1,171)	1,865
Ending Balance	20,717	23,145
Policyholder liabilities on the consolidated statement of financial position	20,717	23,145
Average Policy liability	21,931	22,632
UK and Europe insurance operations | Operating segments excluding intra-group amounts | UK and Europe other funds and subsidiaries | Annuity and other long term business
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	33,222	34,039
Policyholder liabilities on the consolidated statement of financial position	33,222	34,039
Reclassification of reinsured UK annuity contracts as held for sale	(10,858)
Premiums	339	360
Surrenders	(66)	(91)
Maturities/deaths	(1,625)	(1,959)
Net flows	(1,352)	(1,690)
Investment-related items and other movements	(969)	873
Ending Balance	20,043	33,222
Policyholder liabilities on the consolidated statement of financial position	20,043	33,222
Average Policy liability	£ 29,347	£ 33,631